Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Minimum amount (in Yuan Renminbi) | ¥		¥ 1
Number of loan agreements	3					3	3
Term of the loan	10 years	10 years
Total amount of incentives
Interest income
Allowance for uncollectible accounts receivable	100,000		7,369,797
Impairment loss	121,114,699
Advertising and promotion expense			168,421	6,661
Operating lease, term of contract	1 year					1 year	1 year
Revenue recognized in contract liabilities	$ 415,020		194,376
Goodwill impairment loss	41,366,680
Cash and cash equivalents	95,982		10,380,711
Insurance coverage limit	250,000
Amount not covered by issuance
Operating expense	$ 166,022,826		$ 8,760,172	$ 15,535,843
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	19.90%	19.90%	36.30%	59.50%	95.10%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	76.90%	76.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	17.70%	17.70%	34.80%	11.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.50%	16.50%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	15.60%	15.60%	28.00%	10.10%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	10.10%	10.10%
Sales of Medical Devices [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue				$ 181,274
Vendor One [Member] | Vendor Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	92.00%	92.00%	100.00%	97.30%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage limit	$ 68,902					¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage limit	$ 64,268						$ 500,000
We Healthy [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interest	49.00%					49.00%	49.00%